NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 83.7%
	ASSET MANAGEMENT - 10.9%
49,000	Blackstone, Inc.	$ 6,263,180
160,000	Compass Diversified Holdings	3,680,000
51,000	KKR & Company, Inc.	5,011,260
		14,954,440
	BANKING - 5.9%
108,000	Bank of America Corporation	3,728,160
24,000	JPMorgan Chase & Company	4,465,440
		8,193,600
	BEVERAGES - 1.9%
16,000	PepsiCo, Inc.	2,645,440

	BIOTECH & PHARMA - 6.9%
25,000	AbbVie, Inc.	4,401,250
50,000	Pfizer, Inc.	1,328,000
19,000	Zoetis, Inc.	3,768,270
		9,497,520
	COMMERCIAL SUPPORT SERVICES - 2.6%
350,000	BGSF, Inc.	3,580,500

	E-COMMERCE DISCRETIONARY - 4.5%
22,000	Amazon.com, Inc.(a)	3,888,720
900,000	CarParts.com, Inc.(a)	2,295,000
		6,183,720
	ELECTRICAL EQUIPMENT - 2.5%
30,000	Carrier Global Corporation	1,667,400
1,965,000	Orion Energy Systems, Inc.(a)	1,847,100
		3,514,500
	ENTERTAINMENT CONTENT - 1.6%
200,000	Paramount Global, Class B	2,208,000

	HEALTH CARE FACILITIES & SERVICES - 3.1%
38,000	CVS Health Corporation	2,826,060
3,000	UnitedHealth Group, Inc.	1,480,800
		4,306,860

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 83.7% (Continued)
	INTERNET MEDIA & SERVICES - 2.7%
27,000	Alphabet, Inc., Class A(a)	$ 3,738,420

	LEISURE FACILITIES & SERVICES - 7.4%
137,000	Denny's Corporation(a)	1,264,510
83,000	Madison Square Garden Entertainment Corporation(a)	3,194,670
70,000	Sphere Entertainment Company(a)	3,031,000
155,000	Wendy's Company (The)	2,807,050
		10,297,230
	LEISURE PRODUCTS - 1.3%
125,000	Topgolf Callaway Brands Corporation(a)	1,780,000

	METALS & MINING - 0.8%
30,000	Freeport-McMoRan, Inc.	1,134,300

	OIL & GAS PRODUCERS - 2.3%
15,500	Exxon Mobil Corporation	1,620,060
83,000	Kinder Morgan, Inc.	1,443,370
		3,063,430
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
125,000	US Silica Holdings, Inc.(a)	1,437,500

	RETAIL - CONSUMER STAPLES - 2.7%
24,000	Target Corporation	3,670,080

	RETAIL - DISCRETIONARY - 2.7%
40,000	Boot Barn Holdings, Inc.(a)	3,700,000

	RETAIL REIT - 0.5%
13,000	Realty Income Corporation	677,430

	SEMICONDUCTORS - 11.1%
38,000	Advanced Micro Devices, Inc.(a)	7,316,140
5,000	NVIDIA Corporation	3,955,600

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares				Fair Value
	COMMON STOCKS — 83.7% (Continued)
	SEMICONDUCTORS - 11.1% (Continued)
26,000	QUALCOMM, Inc.			$ 4,102,540
				15,374,280
	SPECIALTY REIT - 0.5%
16,000	EPR Properties			657,280

	TECHNOLOGY HARDWARE - 3.7%
28,000	Apple, Inc.			5,061,000

	TECHNOLOGY SERVICES - 2.2%
25,000	Paychex, Inc.			3,065,500

	TRANSPORTATION & LOGISTICS - 1.2%
11,000	United Parcel Service, Inc., B			1,630,860

	WHOLESALE - DISCRETIONARY - 3.7%
109,000	Acme United Corporation			5,177,500

	TOTAL COMMON STOCKS (Cost $60,794,985)			115,549,390

	PREFERRED STOCKS — 1.1%
	ASSET MANAGEMENT — 1.1%
60,000	Compass Diversified Holdings, 7.875% (Cost $1,343,894)			1,545,000

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 4.6%
	HEALTH CARE FACILITIES & SERVICES — 1.1%
500,000	McKesson Corporation	3.7960	03/15/24	499,691
1,000,000	Owens & Minor, Inc.	4.3750	12/15/24	985,181
				1,484,872

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Lazard Group, LLC	3.7500	02/13/25	981,663

	LEISURE FACILITIES & SERVICES — 1.3%
1,850,000	Wendy's International, LLC	7.0000	12/15/25	1,856,040

	RETAIL - DISCRETIONARY — 0.4%
600,000	Sally Holdings, LLC / Sally Capital, Inc.	5.6250	12/01/25	600,287

	TRANSPORTATION EQUIPMENT — 1.1%
1,500,000	Trinity Industries, Inc.	4.5500	10/01/24	1,480,508

	TOTAL CORPORATE BONDS (Cost $6,505,134)			6,403,370

	U.S. GOVERNMENT & AGENCIES — 1.5%
	U.S. TREASURY NOTES — 1.5%
1,000,000	United States Treasury Note	3.8750	03/31/25	988,222
1,000,000	United States Treasury Note	3.8750	04/30/25	987,930
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,970,641)			1,976,152

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
Shares				Fair Value
	SHORT-TERM INVESTMENTS — 10.5%
	MONEY MARKET FUNDS - 5.9%
8,125,210	First American Treasury Obligations Fund, Class X, 5.22% (Cost $8,125,210)(b)			$ 8,125,210
Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 4.6%
1,000,000	United States Treasury Bill(c)	5.3100	03/14/24	988,097
2,000,000	United States Treasury Bill(c)	5.3200	04/18/24	1,985,941
1,000,000	United States Treasury Bill(c)	5.3300	05/16/24	988,956
1,500,000	United States Treasury Bill(c)	5.2200	08/08/24	1,465,847
1,000,000	United States Treasury Bill(c)	5.2000	09/05/24	973,915
	TOTAL U.S. TREASURY BILLS (Cost $6,413,413)			6,412,756

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,538,623)			14,537,966

	TOTAL INVESTMENTS - 101.4% (Cost $85,153,277)			$ 140,011,878
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(1,869,311)
	NET ASSETS - 100.0%			$ 138,142,567

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.
(c)	Zero coupon bond. Rate disclosed is the current yield as of February 29, 2024.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 92.9%
	AEROSPACE & DEFENSE - 0.9%
20,300	Ducommun, Inc.(a)	$ 968,716

	APPAREL & TEXTILE PRODUCTS - 8.2%
149,000	Lakeland Industries, Inc.	2,684,980
39,000	Movado Group, Inc.	1,119,690
102,500	Rocky Brands, Inc.	2,557,375
180,000	Superior Group of Companies, Inc.	2,586,600
		8,948,645
	ASSET MANAGEMENT - 1.0%
88,900	Westwood Holdings Group, Inc.	1,077,468

	AUTOMOTIVE - 2.0%
49,500	Miller Industries, Inc.	2,227,995

	BANKING - 2.2%
50,500	Bar Harbor Bankshares	1,273,610
50,000	First Busey Corporation	1,153,000
		2,426,610
	BEVERAGES - 0.0%(b)
278,942	Truett-Hurst, Inc.(a),(c),(d)	50,210

	COMMERCIAL SUPPORT SERVICES - 5.8%
609,000	ARC Document Solutions, Inc.	1,650,390
28,000	Barrett Business Services, Inc.	3,415,720
52,000	Hackett Group, Inc. (The)	1,285,440
		6,351,550
	CONSTRUCTION MATERIALS - 5.4%
19,000	Apogee Enterprises, Inc.	1,086,990
19,000	United States Lime & Minerals, Inc.	4,844,620
		5,931,610
	E-COMMERCE DISCRETIONARY - 5.6%
215,000	1-800-Flowers.com, Inc., Class A(a)	2,240,300
618,000	CarParts.com, Inc.(a)	1,575,900

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	E-COMMERCE DISCRETIONARY - 5.6% (Continued)
126,000	Liquidity Services, Inc.(a)	$ 2,259,180
		6,075,380
	ELECTRICAL EQUIPMENT - 1.0%
37,900	Allient, Inc.	1,077,118

	FOOD - 1.0%
15,000	Nathan's Famous, Inc.	1,053,750

	HOME & OFFICE PRODUCTS - 3.3%
376,000	ACCO Brands Corporation	2,098,080
88,051	Hamilton Beach Brands Holding Company, Class A	1,553,220
		3,651,300
	HOME CONSTRUCTION - 5.8%
76,000	Green Brick Partners, Inc.(a)	4,446,000
118,000	Interface, Inc.	1,854,960
		6,300,960
	HOUSEHOLD PRODUCTS - 1.8%
19,800	Central Garden & Pet Company(a)	868,625
4,950	Central Garden & Pet Company, Class A(a)	186,566
157,000	Crown Crafts, Inc.(c)	863,500
		1,918,691
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
131,500	Eastern Company (The)	3,280,925

	LEISURE FACILITIES & SERVICES - 2.2%
125,600	Century Casinos, Inc.(a)	365,496
226,500	Denny's Corporation(a)	2,090,595
		2,456,091
	LEISURE PRODUCTS - 5.4%
232,000	Escalade, Inc.	3,440,560
54,500	Johnson Outdoors, Inc., Class A	2,504,820
		5,945,380
	MACHINERY - 6.3%
16,100	Alamo Group, Inc.	3,256,869

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	MACHINERY - 6.3% (Continued)
116,499	QEP Company, Inc.(a)	$ 2,395,802
10,500	Tennant Company	1,188,495
		6,841,166
	MEDICAL EQUIPMENT & DEVICES - 1.9%
783,000	Accuray, Inc.(a)	2,035,800

	OIL & GAS PRODUCERS - 3.1%
370,000	Evolution Petroleum Corporation	2,168,200
50,000	World Kinect Corporation	1,218,000
		3,386,200
	OIL & GAS SERVICES & EQUIPMENT - 2.1%
197,500	US Silica Holdings, Inc.(a)	2,271,250

	RETAIL - DISCRETIONARY - 10.7%
52,000	Boot Barn Holdings, Inc.(a)	4,810,000
162,000	Build-A-Bear Workshop, Inc.	3,878,280
115,000	Duluth Holdings, Inc., Class B(a)	547,400
72,000	Ethan Allen Interiors, Inc.	2,406,960
		11,642,640
	SOFTWARE - 1.9%
170,000	Cantaloupe, Inc.(a)	1,105,000
84,000	Mitek Systems, Inc.(a)	975,240
		2,080,240
	SPECIALTY REIT - 1.8%
140,000	Postal Realty Trust, Inc.	2,004,800

	TECHNOLOGY HARDWARE - 3.4%
83,000	AstroNova, Inc.(a)	1,459,140
67,000	Vishay Precision Group, Inc.(a)	2,314,850
		3,773,990
	TRANSPORTATION EQUIPMENT - 3.2%
105,000	Blue Bird Corporation(a)	3,553,200

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	WHOLESALE - DISCRETIONARY - 3.9%
91,000	Acme United Corporation	$ 4,322,500

	TOTAL COMMON STOCKS (Cost $68,909,854)	101,654,185

	SHORT-TERM INVESTMENT — 7.2%
	MONEY MARKET FUND - 7.2%
7,839,462	First American Treasury Obligations Fund, Class X, 5.22% (Cost $7,839,462)(e)	7,839,462

	TOTAL INVESTMENTS - 100.1% (Cost $76,749,316)	$ 109,493,647
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(58,440)
	NET ASSETS - 100.0%	$ 109,435,207

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Less than 0.05%
(c)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(d)	Illiquid security. The total fair value of the securities at February 29, 2024 was $50,210 representing 0.1% of net assets.
(e)	Rate disclosed is the seven day effective yield as of February 29, 2024.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 89.9%
	APPAREL & TEXTILE PRODUCTS - 7.4%
31,500	Movado Group, Inc.	$ 904,365
66,650	Rocky Brands, Inc.	1,662,918
148,000	Superior Group of Companies, Inc.	2,126,760
59,000	Weyco Group, Inc.	1,902,160
		6,596,203
	ASSET MANAGEMENT - 8.5%
122,300	Compass Diversified Holdings	2,812,900
83,000	Sprott, Inc.	3,065,190
153,700	Westwood Holdings Group, Inc.	1,862,844
		7,740,934
	BANKING - 6.1%
15,850	Bank of Hawaii Corporation	955,438
76,500	Bar Harbor Bankshares	1,929,330
47,200	Old National Bancorp	775,496
19,000	Wintrust Financial Corporation	1,830,650
		5,490,914
	CHEMICALS - 4.9%
61,000	Oil-Dri Corp of America	4,348,690

	COMMERCIAL SUPPORT SERVICES - 7.6%
23,200	ABM Industries, Inc.	958,392
303,000	ARC Document Solutions, Inc.	821,130
252,000	BGSF, Inc.	2,577,960
42,000	Ennis, Inc.	853,440
115,000	Resources Connection, Inc.	1,590,450
		6,801,372
	CONSTRUCTION MATERIALS - 1.1%
18,100	Apogee Enterprises, Inc.	1,035,501

	ELECTRIC UTILITIES - 5.0%
38,000	NorthWestern Corporation	1,820,960
10,500	Otter Tail Corporation	949,830
33,500	Unitil Corporation	1,707,160
		4,477,950

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	ELECTRICAL EQUIPMENT - 3.2%
200,000	LSI Industries, Inc.	$ 2,886,000

	FOOD - 1.1%
68,000	WK Kellogg Company	995,520

	GAS & WATER UTILITIES - 5.9%
162,000	Global Water Resources, Inc.	2,096,280
44,000	Northwest Natural Holding Company	1,616,560
90,000	RGC Resources, Inc.	1,688,400
		5,401,240
	HEALTH CARE FACILITIES & SERVICES - 1.9%
64,000	Patterson Companies, Inc.	1,733,760

	HOME & OFFICE PRODUCTS - 5.8%
321,000	ACCO Brands Corporation	1,791,180
64,000	Flexsteel Industries, Inc.	2,230,400
64,000	Hamilton Beach Brands Holding Company, Class A	1,128,960
		5,150,540
	HOUSEHOLD PRODUCTS - 2.9%
169,000	Crown Crafts, Inc.	929,500
60,000	Energizer Holdings, Inc.	1,713,000
		2,642,500
	LEISURE FACILITIES & SERVICES - 2.8%
11,500	Cracker Barrel Old Country Store, Inc.	760,495
100,000	Wendy's Company (The)	1,811,000
		2,571,495
	LEISURE PRODUCTS - 2.9%
179,000	Escalade, Inc.	2,654,570

	MACHINERY - 0.9%
33,000	Douglas Dynamics, Inc.	828,300

	OIL & GAS PRODUCERS - 3.4%
367,000	Evolution Petroleum Corporation	2,150,620

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	OIL & GAS PRODUCERS - 3.4% (Continued)
146,000	Granite Ridge Resources, Inc.	$ 897,900
		3,048,520
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
121,000	Select Water Solutions, Inc., Class A	1,033,340

	RESIDENTIAL REIT - 2.1%
125,000	UMH Properties, Inc.	1,925,000

	RETAIL - CONSUMER STAPLES - 1.2%
38,000	Village Super Market, Inc., Class A	1,039,300

	RETAIL - DISCRETIONARY - 5.6%
96,300	Ethan Allen Interiors, Inc.	3,219,309
54,000	Monro, Inc.	1,812,780
		5,032,089
	SEMICONDUCTORS - 1.0%
11,300	NVE Corporation	944,567

	SOFTWARE - 1.8%
145,000	American Software, Inc., Class A	1,626,900

	SPECIALTY FINANCE - 2.0%
14,000	GATX Corporation	1,775,760

	SPECIALTY REIT - 2.9%
183,000	Postal Realty Trust, Inc.	2,620,560

	TECHNOLOGY SERVICES - 0.8%
16,100	Value Line, Inc.	693,910

	TOTAL COMMON STOCKS (Cost $66,853,712)	81,095,435

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	PREFERRED STOCK — 0.9%
	HOME CONSTRUCTION — 0.9%
40,000	Green Brick Partners, Inc., 5.750%	$ 834,800

	TOTAL PREFERRED STOCK (Cost $846,709)	834,800

	SHORT-TERM INVESTMENT — 9.1%
	MONEY MARKET FUND - 9.1%
8,215,920	First American Treasury Obligations Fund, Class X, 5.22% (Cost $8,215,920)(a)	8,215,920

	TOTAL INVESTMENTS - 99.9% (Cost $75,916,341)	$ 90,146,155
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	97,899
	NET ASSETS - 100.0%	$ 90,244,054

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares				Fair Value
	PREFERRED STOCKS — 6.8%
	ASSET MANAGEMENT — 1.9%
22,000	Compass Diversified Holdings, 7.875%			$ 566,500

	BANKING — 3.1%
21,000	Bank of America Corporation, 4.00%			492,870
23,000	JPMorgan Chase & Company, 4.20%			457,700
				950,570
	ENTERTAINMENT CONTENT — 1.1%
22,000	Paramount Global, 5.75%			319,000

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
250,000	Mellon Capital IV - Series 1, 6.197%			212,745

	TOTAL PREFERRED STOCKS (Cost $2,942,439)			2,048,815

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 80.9%
	APPAREL & TEXTILE PRODUCTS — 2.9%
925,000	Under Armour, Inc.	3.2500	06/15/26	873,044

	ASSET MANAGEMENT — 10.1%
500,000	Blackstone Private Credit Fund	2.3500	11/22/24	486,500
400,000	Blackstone Private Credit Fund	2.6250	12/15/26	361,525
1,000,000	Golub Capital BDC, Inc.	3.3750	04/15/24	996,695
1,300,000	Hercules Capital, Inc.	2.6250	09/16/26	1,171,315
				3,016,035
	AUTOMOTIVE — 9.0%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,368,563
1,310,000	Goodyear Tire & Rubber Company (The)	9.5000	05/31/25	1,324,325
				2,692,888
	BANKING — 3.6%
1,200,000	Wintrust Financial Corporation	4.8500	06/06/29	1,089,578

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	ENTERTAINMENT CONTENT — 2.6%
825,000	AMC Networks, Inc.	4.7500	08/01/25	$ 787,522

	FOOD — 4.2%
1,300,000	J M Smucker Company (The)	3.5000	03/15/25	1,273,727

	HEALTH CARE FACILITIES & SERVICES — 4.5%
1,355,000	Owens & Minor, Inc.	4.3750	12/15/24	1,334,919

	HOME & OFFICE PRODUCTS — 7.4%
1,000,000	ACCO Brands Corporation(a)	4.2500	03/15/29	887,654
1,360,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,324,429
				2,212,083
	HOME CONSTRUCTION — 3.1%
1,000,000	Interface Inc(a)	5.5000	12/01/28	939,121

	HOUSEHOLD PRODUCTS — 4.0%
1,200,000	Energizer Holdings, Inc.(a)	6.5000	12/31/27	1,190,784

	INSTITUTIONAL FINANCIAL SERVICES — 4.0%
1,250,000	Lazard Group, LLC	3.6250	03/01/27	1,184,493

	INSURANCE — 4.6%
1,400,000	Old Republic International Corporation	4.8750	10/01/24	1,393,368

	LEISURE FACILITIES & SERVICES — 11.6%
750,000	Brinker International, Inc.(a)	5.0000	10/01/24	743,374
1,000,000	Cedar Fair, L.P. / Canada's Wonderland Company	5.3750	04/15/27	990,203
400,000	Las Vegas Sands Corporation	3.2000	08/08/24	394,772
1,321,000	Wendy's International, LLC	7.0000	12/15/25	1,325,313
				3,453,662
	OIL & GAS PRODUCERS — 6.8%
1,290,000	Gulfport Energy Corporation	8.0000	05/17/26	1,313,785
750,000	Occidental Petroleum Corporation	2.9000	08/15/24	739,571
				2,053,356

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 80.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.5%
750,000	Ventas Realty, L.P.	3.7500	05/01/24	$ 747,252

	TOTAL CORPORATE BONDS (Cost $24,300,236)			24,241,832

	U.S. GOVERNMENT & AGENCIES — 5.0%
	U.S. TREASURY NOTES — 5.0%
500,000	United States Treasury Note	4.2500	09/30/24	497,163
500,000	United States Treasury Note	3.8750	03/31/25	494,111
500,000	United States Treasury Note	3.8750	04/30/25	493,964
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,482,210)			1,485,238

Shares
	SHORT-TERM INVESTMENTS — 6.2%
	MONEY MARKET FUNDS - 4.6%
1,376,620	First American Treasury Obligations Fund, Class X, 5.22% (Cost $1,376,620)(b)			1,376,620
Principal Amount ($)
	U.S. TREASURY BILLS — 1.6%
500,000	United States Treasury Bill(c) (Cost $494,876)	5.3300	05/16/24	494,478

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,871,496)			1,871,098

	TOTAL INVESTMENTS - 98.9% (Cost $30,596,381)			$ 29,646,983
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%			336,406
	NET ASSETS - 100.0%			$ 29,983,389

LLC	- Limited Liability Company
LP	- Limited Partnership

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2024 the total market value of 144A securities is 3,760,933 or 12.5% of net assets.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.
(c)	Zero coupon bond. Rate disclosed is the current yield as of February 29, 2024.

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.0%
	ASSET MANAGEMENT - 3.3%
18,000	Compass Diversified Holdings	$ 414,000
22,000	Sprott, Inc.	812,460
		1,226,460
	BANKING - 8.6%
3,710	City Holding Company	372,781
7,715	Lakeland Financial Corporation	491,446
12,000	NBT Bancorp, Inc.	412,680
12,460	QCR Holdings, Inc.	710,220
25,000	Seacoast Banking Corporation of Florida	603,500
19,096	TriCompany Bancshares	637,997
		3,228,624
	CHEMICALS - 3.3%
9,250	Materion Corporation	1,242,460

	COMMERCIAL SUPPORT SERVICES - 5.0%
46,861	Hackett Group, Inc. (The)	1,158,403
18,225	V2X, Inc.(a)	701,663
		1,860,066
	E-COMMERCE DISCRETIONARY - 2.2%
45,200	Liquidity Services, Inc.(a)	810,436

	ELECTRICAL EQUIPMENT - 8.7%
27,000	Allient, Inc.	767,340
16,441	Kimball Electronics, Inc.(a)	370,087
53,000	LSI Industries, Inc.	764,790
10,152	OSI Systems, Inc.(a)	1,331,739
		3,233,956
	ENGINEERING & CONSTRUCTION - 8.5%
5,600	Comfort Systems USA, Inc.	1,712,088
19,829	VSE Corporation	1,469,329
		3,181,417

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	GAS & WATER UTILITIES - 1.1%
30,900	Global Water Resources, Inc.	$ 399,846

	HOME CONSTRUCTION - 3.6%
15,980	Skyline Champion Corporation(a)	1,338,964

	INDUSTRIAL INTERMEDIATE PROD - 3.6%
18,574	AZZ, Inc.	1,352,187

	INDUSTRIAL SUPPORT SERVICES - 2.0%
29,600	Titan Machinery, Inc.(a)	746,808

	LEISURE FACILITIES & SERVICES - 5.9%
73,000	Bowlero Corporation	908,850
36,000	Denny's Corporation(a)	332,280
22,400	Sphere Entertainment Company(a)	969,920
		2,211,050
	LEISURE PRODUCTS - 0.8%
6,800	Johnson Outdoors, Inc., Class A	312,528

	MACHINERY - 3.3%
6,063	Alamo Group, Inc.	1,226,484

	MEDICAL EQUIPMENT & DEVICES - 0.9%
4,675	Haemonetics Corporation(a)	341,182

	METALS & MINING - 3.3%
5,100	Encore Wire Corporation	1,229,100

	OIL & GAS PRODUCERS - 2.2%
5,900	Gulfport Energy Corporation(a)	837,741

	OIL & GAS SERVICES & EQUIPMENT - 8.4%
111,600	Helix Energy Solutions Group, Inc.(a)	1,004,400
90,607	ProPetro Holding Corporation(a)	670,492

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 8.4% (Continued)
24,200	Thermon Group Holdings, Inc.(a)	$ 660,418
68,500	US Silica Holdings, Inc.(a)	787,750
		3,123,060
	RESIDENTIAL REIT - 2.0%
49,561	UMH Properties, Inc.	763,239

	RETAIL - DISCRETIONARY - 5.9%
10,300	Boot Barn Holdings, Inc.(a)	952,750
21,817	Shoe Carnival, Inc.	714,943
5,300	Signet Jewelers Ltd.	539,328
		2,207,021
	SEMICONDUCTORS - 5.1%
7,392	Axcelis Technologies, Inc.(a)	832,857
22,762	Cohu, Inc.(a)	731,343
7,000	Kulicke & Soffa Industries, Inc.	333,340
		1,897,540
	SOFTWARE - 0.9%
30,000	Mitek Systems, Inc.(a)	348,300

	SPECIALTY REIT - 2.2%
55,500	Postal Realty Trust, Inc.	794,760

	STEEL - 1.1%
7,800	Commercial Metals Company	421,200

	TECHNOLOGY HARDWARE - 2.4%
25,718	Vishay Precision Group, Inc.(a)	888,557

	TRANSPORTATION EQUIPMENT - 2.7%
29,400	Blue Bird Corporation(a)	994,896

	TOTAL COMMON STOCKS (Cost $23,449,179)	36,217,882

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 3.1%
MONEY MARKET FUND - 3.1%
1,164,733	First American Treasury Obligations Fund, Class X, 5.22% (Cost $1,164,733)(b)	$ 1,164,733

	TOTAL INVESTMENTS - 100.1% (Cost $24,613,912)	$ 37,382,615
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(36,303)
	NET ASSETS - 100.0%	$ 37,346,312

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.